Legal proceedings	12 Months Ended
Dec. 31, 2021
Legal proceedings [Abstract]
Legal proceedings
46

Legal proceedings

ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions,

including the U.S.,
involving claims by and against them which arise in the ordinary course of their businesses,

including in
connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and
their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While

it is not feasible to predict or determine the ultimate
outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of ING and/or
ING and its consolidated subsidiaries.

Settlement agreement:

On 4 September 2018, ING announced that it had

entered into a settlement agreement
with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various
requirements for client on-boarding and the prevention of money laundering and corrupt practices. Following the entry into the settlement agreement, ING has experienced heightened scrutiny from authorities in various
countries. ING is also aware, including as a result of media reports, that other parties may, among other things,
seek to commence legal proceedings against ING in connection with the subject matter of the settlement. Certain
parties filed requests with the Court of Appeal in The Netherlands to reconsider the prosecutor’s decision to
enter into the settlement agreement with ING and not to prosecute ING or (former) ING employees. In December
2020, the Court of Appeal issued its final ruling.

In this ruling the prosecutors' decision to enter into the
settlement agreement with ING was upheld, making the settlement final. However, in a separate ruling, the
Court ordered the prosecution of ING’s former CEO.
Findings regarding AML processes:

As previously disclosed, after its September 2018 settlement with Dutch authorities concerning anti-money laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various
countries. The interactions with such regulatory and judicial authorities have included, and can be expected to
continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation

with authorities as it seeks to improve its management of non-
financial risks in terms of policies, tooling, monitoring,

governance, knowledge and behaviour.
In January 2022, a Luxembourg investigating judge informed ING Luxembourg that he intends to instruct the relevant prosecutor to prepare a criminal indictment regarding alleged shortcomings in AML process at ING
Luxembourg. Although this matter remains at an early procedural stage and it is currently not possible to determine how this matter will be resolved or the timing of any such resolution, ING does not expect a financial
outcome of this matter to have a material effect.
ING continues to take steps to enhance its management of compliance risks and embed stronger awareness across the whole organisation. These steps are part of the global KYC programme and set of initiatives, which includes enhancing KYC files and working on various structural improvements in compliance policies,

tooling,
monitoring, governance, knowledge and behaviour.
Tax cases
: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and
procedures in numerous jurisdictions at any point in time. Although the Issuer believes that it has adequately
provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures is uncertain and may result in liabilities which are materially different from the amounts recognised.

Litigation regarding products of a former subsidiary in Mexico : Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico. A provision has been taken in the past.
SIBOR – SOR litigation : In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (“SIBOR”)
filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (“SOR”). The lawsuit refers to investigations by the Monetary Authority of Singapore (“MAS”) and other regulators, including the U.S.
Commodity Futures Trading Commission (“CFTC”), in relation to rigging prices of SIBOR-

and SOR based
derivatives. In October 2018, the New York District Court issued a decision dismissing all claims against ING
Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and directing plaintiffs to file an amended complaint consistent with the Court's rulings. In

October 2018, plaintiffs
filed such amended complaint, which asserts claims

against a number of defendants but none against ING Bank
(or any other ING entity), effectively dismissing ING Bank from the case. In December 2018,

plaintiffs sought
permission from the Court to file a further amended complaint that names ING Bank as a defendant. In July 2019,
the New York District Court granted the defendants’ motion to dismiss and denied leave to further amend the complaint, effectively dismissing all remaining claims against ING Bank. In March 2021, the Second Circuit court vacated the District Court’s ruling. The case was remanded to the District Court to reconsider the amended complaint that would add ING Bank N.V.

back to the case. In April 2021, the defendants filed a petition for rehearing with the Second Circuit court. In May 2021, the Second Circuit court denied the defendants’ petition. In
August 2021, plaintiffs and ING executed a binding settlement term sheet. Accordingly, plaintiffs and ING jointly asked the Court to stay all litigation proceedings and deadlines applicable to plaintiffs and ING pending drafting, execution and presentment for approval of a formal class settlement agreement. ING has taken a provision for the settlement amount.
Claims regarding accounts with predecessors of ING Bank Turkey:

ING Bank Turkey has received numerous
claims from (former) customers of legal predecessors of ING Bank Turkey.

The claims are based on offshore
accounts held with these banks, which banks were seized by the Savings Deposit Insurance Fund (“SDIF”)

prior to
the acquisition of ING Bank Turkey in 2007 from OYAK. SDIF has also filed various lawsuits against ING Bank
Turkey to

claim compensation from ING Bank Turkey,

with respect to amounts paid out to offshore account
holders so far.

At this moment it is not possible to assess the outcome of these procedures nor to provide an
estimate of the (potential) financial effect of these claims.
Interest rate derivatives claims:

ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages,
annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined.

ING may decide to
appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be
brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in
some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the
current and future litigation could become material.
Interest surcharges claims:

ING received complaints and was involved in litigation with certain individuals in the
Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to commercial property. ING has reviewed the relevant product portfolio. The provision previously taken has been reversed for certain of these complaints. All claims are dealt with individually. Thus far, the courts have ruled in favour of ING in each case, ruling that ING was allowed to increase the interest surcharge based upon the essential obligations in the contract. In a relevant case the Dutch Supreme Court ruled in favor of another Dutch bank, addressing the question whether or not a bank is allowed to increase interest surcharges unilaterally.

The
Supreme Court ruled affirmative. ING will continue to deal with all claims individually.
Mortgage expenses claims:

ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. Since 2018,

the Spanish Supreme Court and the
European Court of Justice have issued rulings setting out which party should bear notary, registration, agency,
and stamp duty costs. In January 2021, the Spanish Supreme Court ruled that valuation costs of mortgages,
signed prior to 16 June 2019, the date the new mortgage law entered into force, should be borne by the bank.
Media attention for the statute of limitations applicable to the right to claim reimbursement of costs resulted in an increased number of claims at the beginning of

2021. In June 2021, the Supreme Court published

a press
release informing of its decision to ask the European Court of Justice for a preliminary ruling regarding the
criteria that should be applied to determine the date from which the action for claiming the reimbursement of
mortgage expenses is considered to be expired. ING Spain has also been included, together with other Spanish
banks, in three class actions filed by customer associations. In one of the class actions an agreement was reached
with the association. In another class action ING

filed an appeal asking the Spanish Court of Appeal

to determine
that the ruling of the court of first instance is only applicable to the consumers that were part of the case. A provision has been established in the past and has been adjusted where appropriate.
Imtech claim:

In January 2018, ING Bank received a claim

from Stichting ImtechClaim.nl and Imtech Shareholders
Action Group B.V.

on behalf of certain (former) shareholders of Imtech N.V.

(“Imtech”). Furthermore, on 28
March 2018, ING Bank received another claim on the same

subject matter from the Dutch Association of
Stockholders (Vereniging van Effectenbezitters,

“VEB”). Each of the claimants allege inter alia that shareholders were misled by the prospectus of the rights issues of Imtech in July 2013 and October 2014. ING Bank, being one
of the underwriters of the rights issues, is held liable by the claimants for the damages that investors in Imtech
would have suffered. ING Bank responded to the claimants denying any and all responsibility in relation to the allegations made in the relevant letters. In September 2018, the trustees in the bankruptcy of Imtech claimed from various financing parties, including ING, payment of what the security agent has collected following
bankruptcy or intends to collect, repayment of all that was repaid to the financing parties, as well as compensation for the repayment of the bridge financing. At this moment it is not possible to assess the outcome
of these claims nor to provide an estimate of the (potential) effect of these claims.
Mexican Government Bond litigation:

A class action complaint was filed adding ING Bank

N.V.,

ING Groep N.V.,
ING Bank Mexico S.A. and ING Financial Markets LLC (“ING”) as defendants to a complaint that had previously been filed against multiple other financial institutions. The complaint alleges that the defendants conspired to fix
the prices of Mexican Government Bonds. On 30 September 2019,

the relevant court dismissed the antitrust
complaint, finding that the plaintiffs had failed to identify any facts that links each defendant to the alleged conspiracy. In December 2019, the plaintiffs filed an amended complaint removing all ING entities as defendants on the condition that the ING entities enter into a tolling agreement for the duration of two years. ING subsequently entered into a tolling agreement, which expired in December 2021. The defendants named in the amended complaint have now settled that litigation.

Claims regarding mortgage loans in Swiss franc in Poland:

ING Poland is a defendant in several lawsuits with
retail customers who took out mortgage loans indexed to the Swiss franc. Such customers have alleged that the mortgage loan contract contains abusive clauses. One element that the court is expected to consider in determining whether such contracts contain abusive clauses is whether the rules to determine the exchange rate
used for the conversion of the loan from Polish zloty to Swiss franc are unambiguous and verifiable. In December
2020, the Polish Financial Supervision Authority

(PFSA) proposed that lenders offer borrowers voluntary out-of-
court settlements on foreign-currency mortgage disputes, with mortgages indexed to Swiss franc serving as a reference point. In February 2021, ING Poland announced its support for this initiative and in October

2021
began offering the settlements to the borrowers following the PFSA’s proposal. ING has recorded a portfolio
provision with respect to the claims and the PFSA proposal. The Polish Supreme Court was expected to provide further clarity on this topic in a ruling scheduled

for November 2021, however the court’s session on this matter was postponed and the date of the next session has not yet been announced.
Certain Consumer Credit Products : In October 2021, ING announced that it would offer compensation to certain of its Dutch retail customers in connection with certain revolving consumer loans with variable interest rates that allegedly did not sufficiently follow market rates. This announcement was made in response to a number of rulings by the Dutch Institute for Financial Disputes (Kifid) regarding similar products at other banks. ING currently expects that any such compensation will be paid before the end of 2022. ING has recognized a provision
of € 180

million in 2021 for compensation and costs in connection with this matter.

On 22 December 2021 ING
announced that it has reached an agreement with the Dutch Consumers’

Association (Consumentenbond) on the
compensation methodology for revolving credits.